Derivative financial instruments - Financing derivatives (Details) £ in Millions, number in Millions	Mar. 31, 2021 GBP (£)	Mar. 31, 2020 GBP (£)
Disclosure of detailed information about financial instruments [line items]
Derivative assets	£ 999	£ 1,342
Derivative liabilities	(899)	(1,334)
Total	100	8
Financing derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	942	1,267
Derivative liabilities	(767)	(1,134)
Total	£ 175	£ 133
Derivative notional amount	(15,799)	(15,782)
Financing derivatives | LIBOR
Disclosure of detailed information about financial instruments [line items]
Notional amount	£ 2,810
Financing derivatives | GBP LIBOR
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,041
Financing derivatives | USD LIBOR
Disclosure of detailed information about financial instruments [line items]
Notional amount	769
Financing derivatives | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Derivative assets	428	£ 62
Derivative liabilities	(70)	(254)
Total	358	(192)
Financing derivatives | Over 12 months past due
Disclosure of detailed information about financial instruments [line items]
Derivative assets	514	1,205
Derivative liabilities	(697)	(880)
Total	(183)	325
Financing derivatives | In 1 to 2 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets	10	480
Derivative liabilities	(14)	(51)
Total	(4)	429
Financing derivatives | In 2 to 3 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets	24	13
Derivative liabilities	(12)	(5)
Total	12	8
Financing derivatives | In 3 to 4 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets	62	20
Derivative liabilities	(80)	(28)
Total	(18)	(8)
Financing derivatives | In 4 to 5 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets	4	31
Derivative liabilities	(42)	(109)
Total	(38)	(78)
Financing derivatives | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets	414	661
Derivative liabilities	(549)	(687)
Total	(135)	(26)
Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Derivative assets	325	556
Derivative liabilities	(159)	(337)
Total	£ 166	£ 219
Derivative notional amount	(2,259)	(3,101)
Cross-currency interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Derivative assets	£ 601	£ 643
Derivative liabilities	(351)	(514)
Total	£ 250	£ 129
Derivative notional amount	(8,389)	(8,097)
Foreign exchange forward contracts
Disclosure of detailed information about financial instruments [line items]
Derivative assets	£ 16	£ 58
Derivative liabilities	(74)	(39)
Total	£ (58)	£ 19
Derivative notional amount	(4,651)	(3,284)
Foreign exchange forward contracts | Capital Expenditure
Disclosure of detailed information about financial instruments [line items]
Total	£ (32)	£ (3)
Inflation-linked swaps
Disclosure of detailed information about financial instruments [line items]
Derivative assets	0	0
Derivative liabilities	(183)	(234)
Total	£ (183)	£ (234)
Derivative notional amount	(500)	(500)
Equity options
Disclosure of detailed information about financial instruments [line items]
Derivative assets	£ 0	£ 10
Derivative liabilities	0	(10)
Total	£ 0	£ 0
Derivative notional amount	0	(800)
Deal contingent foreign exchange forward contracts
Disclosure of detailed information about financial instruments [line items]
Total	£ (9)	£ 0